Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

Note 9—Reconciliation of Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits as of December 31, 2025 and 2024, as reflected in these financial statements, to the amounts reflected in the Plan’s Form 5500:

	Thousands of Dollars
	2025	2024
Net assets available for benefits as reported in the financial statements	$8,463,031	7,706,154
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,254)	(30,004)
Deemed distributions of participant loans	(2,048)	(1,688)
Net assets available for benefits as reported in the Form 5500	$8,449,729	7,674,462

The following is a reconciliation of net increase for the year ended December 31, 2025, as reflected in these financial statements, to the amounts reflected in the Plan’s Form 5500:

Thousands of Dollars
2025
Net increase as reported in the financial statements, excluding transfers	$756,877
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at December 31, 2025	(11,254)
Reverse adjustment from contract value to fair value for certain fully benefit-responsive investment contracts at December 31, 2024	30,004
Deemed distributions of participant loans at the beginning of the year	1,688
Deemed distributions of participant loans at end of the year	(2,048)
Net gain as reported in the Form 5500	$775,267